                           NASDAQ-100 TRUST, SERIES 1


OBJECTIVE:

The Nasdaq-100 Trust, Series 1 (the "Trust") is a unit investment trust that issues securities called Nasdaq-100 Index Tracking Stock. The Trust holds all of the component securities of the Nasdaq-100 Index (the "Index"). The Investment objective of the Trust is to provide investment results that generally correspond to the price and yield performance of the Nasdaq-100 Index (the component securities of the Index are sometimes referred to herein as "Index Securities"). There can be no assurance that this investment objective will be met fully.

                              Nasdaq-100 Trust, Series 1

                                 Financial Statements


                            Year ended September 30, 2005

                                       CONTENTS

Report of Independent Registered Public Accounting Firm              1

Financial Statements

Statement of Assets and Liabilities                                  2
Statements of Operations                                             3
Statements of Changes in Net Assets                                  4
Financial Highlights                                                 5
Notes to Financial Statements                                        6
Schedule of Investments                                             11

             Report of Independent Registered Public Accounting Firm

To the Sponsor, Trustee and the Unitholders of the Nasdaq-100 Trust, Series 1

We have audited the accompanying statement of assets and liabilities of the Nasdaq-100 Trust, Series 1 (the "Trust"), including the schedule of investments, as of September 30, 2005, and the related statements of operations and changes in net assets for each of the three years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of the Nasdaq-100 Trust, Series 1 at September 30, 2005, the results of its operations and changes in its net assets for each of the three years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                               Ernst & Young LLP


New York, New York
January 27, 2006

                           Nasdaq-100 Trust, Series 1

                       Statement of Assets and Liabilities

                                                                                        SEPTEMBER 30,
                                                                                            2005
                                                                                     ------------------
ASSETS:
   Investment in securities, at value (cost $27,704,104,031)                         $   19,590,693,619
   Cash                                                                                      16,412,949
   Dividends receivable                                                                         338,975
   Receivable for units created                                                                  24,078
                                                                                     ------------------
   Total assets                                                                          19,607,469,621
                                                                                     ------------------

LIABILITIES:
   Payable to Sponsor                                                                         7,738,143
   Payable to Trustee                                                                         1,019,754
   Payable to Licensor                                                                        1,974,015
   Accrued expenses                                                                             172,529
   Payable for units redeemed                                                                   137,170
                                                                                     ------------------
   Total liabilities                                                                         11,041,611
                                                                                     ------------------
Net assets                                                                           $   19,596,428,010
                                                                                     ==================

NET ASSETS REPRESENTED BY:
   Paid in capital                                                                   $   44,450,207,231
   Accumulated net realized loss on investment transactions                             (16,740,368,809)
   Net unrealized depreciation on investments                                            (8,113,410,412)
                                                                                     ------------------
Net assets                                                                           $   19,596,428,010
                                                                                     ==================

Shares of beneficial interest outstanding, unlimited shares authorized:                     496,500,000
                                                                                     ==================

NET ASSET VALUE PER SHARE: (net assets / shares of beneficial interest outstanding)  $            39.47
                                                                                     ==================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           Nasdaq-100 Trust, Series 1

                            Statements of Operations

                                                                 YEAR ENDED SEPTEMBER 30,
                                                     2005                2004                2003
                                               ------------------------------------------------------------
INVESTMENT INCOME:
   Dividend income                             $      286,877,228   $       59,439,915   $       31,935,985

EXPENSES:
   Trustee fees                                        13,013,442           13,841,499           11,891,747
   Marketing expenses                                  19,741,251           21,154,762           17,797,637
   Licensing fees                                       8,274,832            8,804,330            7,524,027
   Professional fees                                      304,493              318,289              193,549
   Other fees and expenses                                 44,122               18,324               17,421
                                               ------------------------------------------------------------
   Total expenses                                      41,378,140           44,137,204           37,424,381
                                               ------------------------------------------------------------
   Net investment income (loss)                       245,499,088           15,302,711           (5,488,396)
                                               ------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Net realized loss on sale of
     investments                                     (783,805,604)      (1,388,010,691)      (4,146,549,585)
   Net realized gain on in-kind
     redemptions                                    1,432,472,314        2,024,647,203          850,621,587
   Net change in unrealized appreciation
     / depreciation on investments                  1,793,898,876        1,106,137,591       11,619,697,025
                                               ------------------------------------------------------------
   Net realized and unrealized gain on
     investments                                    2,442,565,586        1,742,774,103        8,323,769,027
                                               ------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                  $    2,688,064,674   $    1,758,076,814   $    8,318,280,631
                                               ============================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                              Nasdaq-100 Trust, Series 1

                         Statements of Changes in Net Assets

                                                                 YEAR ENDED SEPTEMBER 30,
                                                     2005                2004                2003
                                               ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income (loss)                $      245,499,088   $       15,302,711   $       (5,488,396)
   Net realized gain (loss) on investment
      transactions                                    648,666,710          636,636,512       (3,295,927,998)
   Net change in unrealized appreciation /
      depreciation on investments                   1,793,898,876        1,106,137,591       11,619,697,025
                                               ------------------------------------------------------------
   Net increase in net assets resulting from
      operations                                    2,688,064,674        1,758,076,814        8,318,280,631
                                               ------------------------------------------------------------

DISTRIBUTION TO UNITHOLDERS FROM:
   Net investment income                             (232,172,392)          (8,613,794)                   -
                                               ------------------------------------------------------------

UNITHOLDER TRANSACTIONS:
   Proceeds from subscriptions of
      Nasdaq-100 Index Tracking Stock shares       25,349,203,598       24,171,986,179       18,735,061,802
   Less redemptions of
      Nasdaq-100 Index Tracking Stock shares      (28,589,052,697)     (25,602,336,418)     (22,100,133,150)
                                               ------------------------------------------------------------
   Decrease in net assets due to
      unitholder transactions                      (3,239,849,099)      (1,430,350,239)      (3,365,071,348)
                                               ------------------------------------------------------------
Total increase (decrease)                            (783,956,817)         319,112,781        4,953,209,283

NET ASSETS:
   Beginning of year                               20,380,384,827       20,061,272,046       15,108,062,763
                                               ------------------------------------------------------------
   End of year *                               $   19,596,428,010   $   20,380,384,827   $   20,061,272,046
                                               ============================================================

* Includes undistributed net investment income of $0, $1,471,796 and $0 at September 30, 2005, 2004 and 2003, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                              Nasdaq-100 Trust, Series 1

                                 Financial Highlights

                                                                        YEAR ENDED SEPTEMBER 30,
                                       ------------------------------------------------------------------------------------------
                                           2005                2004              2003               2002                 2001
                                       ------------------------------------------------------------------------------------------
Net asset value, beginning of period   $       35.13      $        32.41    $         20.70              29.11      $       89.07
Investment operations:
   Net investment income (loss) (1)             0.45(5)             0.02              (0.01)             (0.03)             (0.06)
   Net realized and unrealized gain
     (loss) on investments                      4.30                2.71              11.72              (8.38)            (59.90)
                                       ------------------------------------------------------------------------------------------
Total from investment operations                4.75                2.73              11.71              (8.41)            (59.96)
Less distributions from:
    Net investment income                      (0.41)              (0.01)                 -                  -                  -
                                       ------------------------------------------------------------------------------------------
Net asset value, end of period         $       39.47      $        35.13    $         32.41    $         20.70      $       29.11
                                       ==========================================================================================
Total investment return (2)                    13.52%               8.43%             56.57%            (28.89)%           (67.32)%

Ratios and Supplemental Data:
   Net assets, end of period (000's)   $  19,596,428      $   20,380,385    $    20,061,272    $    15,108,063      $  18,105,560
   Ratios to average net assets:
     Expenses before expenses waived
       and/ or assumed                          0.20%               0.20%              0.20%              0.20%              0.18%
     Expenses after expenses waived
       and/ or assumed                          0.20%               0.20%              0.20%              0.18%(4)           0.18%
     Net investment income (loss)
       before expenses waived and/
       or assumed                               1.19%(5)            0.07%             (0.03%)            (0.13%)            (0.13%)
     Net investment income (loss)
       after expenses waived and/
       or assumed                               1.19%(5)            0.07%             (0.03%)            (0.11%)(4)         (0.13%)
   Portfolio turnover rate (3)                 14.71%               6.60%             13.35%             12.64%             21.77%

The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the Nasdaq-100 Trust outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

----------
(1)  Calculated using average share method.

(2) The total return calculation assumes the reinvestment of dividends and capital gain distributions, if any. Total return excludes the effect of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/ or selling shares of the Trust in the secondary market. Currently, the Trust does not have a dividend reinvestment program.

(3) Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Nasdaq-100 units.

(4)  The net ratio also reflects the impact of refunded commission filing fees.

(5) Includes the effect of a special dividend declared by Microsoft Corporation during the year ended September 30, 2005. The Trust recognized $204,265,356 of dividend income as a result of this dividend.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           Nasdaq-100 Trust, Series 1

                          Notes to Financial Statements

                               September 30, 2005

1. ORGANIZATION

Nasdaq-100 Trust, Series 1 (the "Trust") is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Trust was created to provide investors with the opportunity to purchase units of beneficial interest in the Trust representing proportionate undivided interests in the portfolio of securities held by the Trust, which consists of substantially all of the securities, in substantially the same weighting, as the component securities of the Nasdaq-100 Index.

The Trust commenced operations on March 5, 1999 upon the initial issuance of 150,000 shares of the Nasdaq-100 Index Tracking Stock (equivalent to three Creation Units) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

Nasdaq Global Funds, Inc. (formerly Nasdaq Financial Products Services, Inc.) is the Sponsor of the Trust and The Bank of New York is the Trustee.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust.

SECURITY VALUATION

Portfolio securities are valued at the Nasdaq official closing price of The Nasdaq Stock Market, Inc. (the "Nasdaq Stock Market"), which is deemed to be the principal market on which the securities are traded. If there is no Nasdaq official closing price on the day of valuation, a security is valued at the closing bid price of the Nasdaq Stock Market. If a security is not quoted on the Nasdaq Stock Market, or the principal market of the security is other than the Nasdaq Stock Market, or the Trustee deems the official close price or closing bid price inappropriate for valuation purposes, then the security shall be fair valued by the Trustee in good faith based (a) on the closing price for the security on another market on which the security is traded or if there is no such appropriate closing price, at the closing bid price on such other market,
(b) on current bid prices on the Nasdaq Stock Market or such other markets, (c) if bid prices are not available, on the basis of current bid prices for comparable securities, (d) by the Trustee's appraising the value of the securities in good faith on the bid side of the market, or (e) any combination thereof.

                           Nasdaq-100 Trust, Series 1

                               September 30, 2005

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

INVESTMENT TRANSACTIONS

Investment transactions are recorded on trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO UNITHOLDERS

The Trust will declare and distribute dividends, if any, from net investment income quarterly. The Trust will declare and distribute net realized capital gains, if any, at least annually.

FEDERAL INCOME TAX

The Trust has qualified and intends to continue to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying the Trust will not be subject to federal income taxes to the extent it distributes 90% of its net investment income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Trust will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

At September 30, 2005, permanent differences primarily due to the tax treatment of in-kind transactions and redemption proceeds were reclassified within the components of net assets of the Trust. These differences resulted in a net decrease of $14,798,492 in undistributed net investment income, a net decrease in accumulated net realized loss on investments of $1,432,472,314 and a corresponding increase to paid in capital of $1,447,270,806. This reclassification had no effect on net assets of the Trust.

The tax character of distributions paid during the years ended September 30, 2005 and 2004 was $232,172,392 and $8,613,794 of ordinary income, respectively.

At September 30, 2005, the Trust had a capital loss carryforward of $13,533,178,289, of which $18,036,354 expires in 2007, $9,472,938 expires in
2008, $615,423,028 expires in 2009, $2,457,820,737 expires in 2010,
$5,729,023,648 expires in 2011, $3,015,741,745 expires in 2012 and
$1,687,659,839 expires in 2013.

                           Nasdaq-100 Trust, Series 1

                               September 30, 2005

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Trust's next taxable year. The Trust incurred and will elect to defer net capital losses of $654,169,465 for the year ended September 30, 2005. These carryover losses may be used to offset future gains. To the extent they are so used, future gains will not be distributed to unitholders until they exceed available loss carryovers.

As of September 30, 2005 the components of accumulated earnings/(deficit) on a tax basis were as follows:

      Accumulated capital and other losses                              $  (14,187,347,755)
      Unrealized depreciation                                              (10,666,431,466)
                                                                        ------------------
      Total accumulated deficit                                         $  (24,853,779,221)
                                                                        ==================

3. TRANSACTIONS WITH THE TRUSTEE, LICENSOR AND SPONSOR

The Trust pays the expenses of its operations, including the fees of its Trustee and reimbursement to the Sponsor for expenses of the Sponsor relating to the marketing of the Trust and for payments to The Nasdaq Stock Market, Inc. (the "Licensor") for a license to use the Nasdaq-100 Index as a basis for determining the composition and weighting of securities held by the Trust. The annual license fee to the Licensor is 4/100 of one percent (0.04%) of the average net assets of the Trust. License fees of $1,974,015 were payable to the Licensor at September 30, 2005. Currently, the License Agreement is scheduled to expire on March 10, 2009 in accordance with its terms.

In accordance with the Trust Agreement, the Trustee maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities, which must be delivered in exchange for the issuance of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the Nasdaq-100 Index. For these services, the Trustee receives a fee at

                           Nasdaq-100 Trust, Series 1

                               September 30, 2005

3. TRANSACTIONS WITH THE TRUSTEE, LICENSOR AND SPONSOR (continued)

the following annual rates:

                    NET ASSET VALUE              FEE AS A PERCENTAGE OF NET
                     OF THE TRUST                 ASSET VALUE OF THE TRUST
    ---------------------------------------    ------------------------------
    $0-$499,999,999*                               10/100 of 1% per annum
    $500,000,000-$2,499,999,999*                    8/100 of 1% per annum
    $2,500,000,000-$24,999,999,999*                 6/100 of 1% per annum
    $25,000,000,000-$49,999,999,999*                5/100 of 1% per annum
    $50,000,000,000 and over*                       4/100 of 1% per annum

* THE FEE INDICATED APPLIES TO THAT PORTION OF THE NET ASSET VALUE OF THE TRUST WHICH FALLS IN THE SIZE CATEGORY INDICATED AND IS COMPUTED EACH BUSINESS DAY ON THE BASIS OF NET ASSET VALUE OF THE TRUST ON SUCH DAY.

The minimum annual fee, which shall be paid to the Trustee, is $180,000. To the extent that the amount of the Trustee's compensation is less than such minimum annual fee, the Sponsor has agreed to pay the amount of such shortfall.

Until the Sponsor otherwise determines, the Sponsor has undertaken that the ordinary operating expenses of the Trust as calculated by the Trustee will not be permitted to exceed an amount which is 20/100 of one percent (0.20%) per annum of the daily net assets of the Trust. To the extent during such periods that ordinary operating expenses of the Trust exceeded such amounts, the Sponsor reimbursed the Trust or assumed invoices on behalf of the Trust for such excess ordinary operating expenses.

The Sponsor retains the ability to be repaid by the Trust for expenses so reimbursed or assumed to the extent that subsequently during the fiscal year expenses fall below the applicable per annum level on any given day. For the years ended September 30, 2005, 2004 and 2003, ordinary operating expenses incurred by the Trust did not exceed the 0.20% per annum level and, accordingly, no expenses of the Trust were assumed by the Sponsor.

Marketing expenses paid by the Sponsor on behalf of the Trust for invoices received directly by the Sponsor during the year remain payable in the amount of $7,738,143 to the Sponsor at September 30, 2005.

ALPS Distributors, Inc. (the "Distributor") is the distributor for the Trust. The Sponsor, not the Trust, pays the Distributor a flat annual fee for its distribution services.

                           Nasdaq-100 Trust, Series 1

                               September 30, 2005

4. TRANSACTIONS IN SHARES OF THE NASDAQ-100 TRUST

Transactions in shares were as follows:

                                       FOR THE YEAR ENDED     FOR THE YEAR ENDED     FOR THE YEAR ENDED
                                       SEPTEMBER 30, 2005     SEPTEMBER 30, 2004     SEPTEMBER 30, 2003
                                       ----------------------------------------------------------------
Nasdaq-100 Index Tracking Stock
    shares sold                               670,750,000            847,600,000            664,050,000
Nasdaq-100 Index Tracking Stock
    shares redeemed                          (754,400,000)          (886,450,000)          (774,850,000)
                                       ----------------------------------------------------------------
Net decrease                                  (83,650,000)           (38,850,000)          (110,800,000)
                                       ================================================================

Nasdaq-100 Index Tracking Stock shares are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Nasdaq-100 Index Tracking Stock shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per Nasdaq-100 Index Tracking Stock share and a balancing cash component to equate the transaction to the net asset value per share of the Trust on the transaction date. The transaction fee charged in connection with creation or redemption of Creation Units through the Nasdaq-100 Clearing Process is either $0, $500, or $1,000 per Participating Party per day, depending on specific circumstances. The total fee charged in connection with the creation or redemption of Creation Units outside the Nasdaq-100 Clearing Process is $4,000 per Participating Party per day.

Transaction fees are received by the Trustee from the Participating Party and used to offset the expense of processing orders. For the years ended September 30, 2005, 2004 and 2003, the Trustee earned $452,000, $428,000 and $361,000, respectively, in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive the transaction fee, or modify the transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the years ended September 30, 2005, 2004 and 2003.

5. INVESTMENT TRANSACTIONS

For the year ended September 30, 2005, the Trust had purchases and sales of investment securities of $3,013,673,380 and $3,011,415,922, respectively. This excludes securities received or delivered from processing creations or redemptions of the Trust. At September 30, 2005, the cost of investments for federal income tax purposes was $30,257,125,085. Accordingly, gross unrealized depreciation was $11,269,949,216 and gross unrealized appreciation was $603,517,750 resulting in net unrealized depreciation of $10,666,431,466.

                           Nasdaq-100 Trust, Series 1

                             Schedule of Investments

                               September 30, 2005

COMMON STOCKS                                          SHARES           VALUE
-------------                                          ------           -----
Microsoft Corporation                                55,688,162   $  1,432,856,408
QUALCOMM, Inc.                                       29,791,931      1,333,188,912
Apple Computer, Inc.*                                17,482,028        937,211,521
Intel Corporation                                    32,226,422        794,381,302
Amgen, Inc.*                                          8,685,917        692,007,007
eBay, Inc.*                                          15,251,480        628,360,976
Cisco Systems, Inc.*                                 34,485,638        618,327,489
Dell, Inc.*                                          13,321,580        455,598,036
Symantec Corporation*                                18,918,300        428,688,678
Comcast Corporation*                                 14,405,107        423,222,044
Starbucks Corporation*                                8,069,148        404,264,315
Oracle Corporation*                                  32,536,169        403,123,134
Genzyme Corporation*                                  4,860,434        348,201,492
Yahoo! Inc.*                                         10,230,144        346,188,073
Gilead Sciences, Inc.*                                6,781,765        330,678,861
Sears Holdings Corp.*                                 2,605,028        324,117,584
Maxim Integrated Products, Inc.                       6,941,414        296,051,307
Electronic Arts, Inc.*                                4,621,756        262,931,699
Teva Pharmaceutical Industries Limited                7,245,301        242,137,959
Bed Bath & Beyond, Inc.*                              6,007,089        241,364,836
Linear Technology Corporation                         6,193,340        232,807,651
Biogen Idec, Inc.*                                    5,555,373        219,326,126
Adobe Systems Incorporated                            7,287,031        217,517,875
Applied Materials, Inc.                              12,673,741        214,946,647
Paychex, Inc.                                         5,430,268        201,354,337
Research In Motion, Ltd.*                             2,883,245        197,213,958
PACCAR, Inc.                                          2,902,507        197,051,200
Xilinx, Inc.                                          7,003,021        195,034,135
Amazon.com, Inc.*                                     4,130,964        187,132,669
Marvell Technology Group, Ltd.*                       4,039,889        186,279,282
Apollo Group, Inc.*                                   2,757,815        183,091,338
Broadcom Corporation*                                 3,889,405        182,451,989
KLA -Tencor Corporation                               3,616,634        176,347,074
Biomet, Inc.                                          5,075,761        176,179,664
Chiron Corporation*                                   3,968,776        173,118,009

                           Nasdaq-100 Trust, Series 1

                               September 30, 2005


COMMON STOCKS                                          SHARES           VALUE
-------------                                          ------           -----
Autodesk, Inc.                                        3,594,557   $    166,931,227
Costco Wholesale Corporation                          3,812,308        164,272,352
Fiserv, Inc.*                                         3,554,193        163,030,833
Staples, Inc.                                         7,455,761        158,956,825
Intuit, Inc.*                                         3,448,586        154,531,139
Altera Corporation*                                   7,914,571        151,247,452
Sirius Satellite Radio, Inc.*                        21,719,186        142,260,668
Network Appliance, Inc.*                              5,811,131        137,956,250
Celgene Corp.*                                        2,514,453        136,585,087
MCI, Inc.*                                            5,368,719        136,204,401
IAC / InterActiveCorp*                                5,318,541        134,825,002
Whole Foods Market, Inc.                                996,699        134,006,181
MedImmune, Inc.*                                      3,981,463        133,976,230
Juniper Networks, Inc.*                               5,566,425        132,425,251
Cintas Corporation                                    3,051,126        125,248,722
Express Scripts, Inc.*                                2,003,150        124,595,930
XM Satellite Radio Holdings, Inc.*                    3,456,152        124,110,418
Sandisk Corporation*                                  2,518,446        121,515,020
Flextronics International Ltd.*                       9,378,078        120,508,302
Garmin, Ltd.                                          1,510,613        102,464,880
Liberty Global, Inc.*                                 3,646,692         98,752,419
EchoStar Communications Corporation                   3,322,432         98,244,314
Siebel System, Inc.                                   9,241,219         95,461,792
Cognizant Technology Solutions Corp.*                 2,010,799         93,683,125
NTL Incorporated*                                     1,402,416         93,681,389
Sepracor, Inc.*                                       1,545,398         91,163,028
Expeditors International of Washington, Inc.          1,581,102         89,774,972
Check Point Software Technologies Ltd.*               3,641,138         88,552,476
Sun Microsystems, Inc.*                              22,405,419         87,829,242
Comverse Technology, Inc.*                            3,140,535         82,501,854
NVIDIA Corporation                                    1,277,661         81,923,623
VeriSign, Inc.*                                       3,775,100         80,673,887
Pixar*                                                1,802,050         80,209,246
Patterson Companies, Inc.*                            1,996,875         79,934,906
Microchip Technology Incorporated                     2,626,660         79,114,999
Citrix Systems, Inc.*                                 3,057,501         76,865,575

                           Nasdaq-100 Trust, Series 1

                               September 30, 2005

COMMON STOCKS                                          SHARES           VALUE
-------------                                          ------           -----
American Power Conversion Corporation                 2,950,479   $     76,417,406
CDW Corporation                                       1,265,452         74,560,432
Wynn Resorts, Limited*                                1,638,413         73,974,347
Fastenal Company                                      1,090,510         66,619,256
Lam Research Corporation*                             2,128,430         64,853,262
JDS Uniphase Corporation*                            28,506,593         63,284,636
Sigma-Aldrich Corporation                               978,999         62,714,676
DENTSPLY International, Inc.                          1,149,636         62,103,337
Ericsson Telephone Co.                                1,670,561         61,543,467
Lamar Advertising Company*                            1,304,766         59,184,186
Lincare Holdings, Inc.*                               1,430,526         58,723,092
Invitrogen Corporation*                                 752,342         56,598,689
Career Education Corporation*                         1,581,527         56,239,100
Mercury Interactive Corporation*                      1,392,710         55,151,316
Novellus System, Inc.*                                2,133,831         53,516,481
ATI Technologies, Inc.*                               3,754,889         52,343,153
Ross Stores, Inc.                                     2,174,486         51,535,318
Intersil Corporation                                  2,338,512         50,932,791
BEA Systems, Inc.*                                    5,503,230         49,419,005
Qlogic Corporation*                                   1,396,454         47,758,727
Millennium Pharmaceuticals, Inc.*                     5,111,204         47,687,533
PETsMART, Inc.                                        2,147,850         46,780,173
Tellabs, Inc.*                                        3,852,081         40,523,892
Molex Incorporated                                    1,494,515         39,873,660
Smurfit-Stone Container Corporation*                  3,759,832         38,951,860
Synopsys, Inc.*                                       2,010,028         37,989,529
Sanmina-SCI Corporation*                              8,474,803         36,356,905
Dollar Tree Stores, Inc.*                             1,575,639         34,112,588
Level 3 Communications, Inc.*                        10,419,051         24,172,198
                                                                  ----------------
Total Investments (Cost $27,704,104,031)                          $ 19,590,693,619
                                                                  ================

                           Nasdaq-100 Trust, Series 1

                               September 30, 2005

The securities of the Nasdaq-100 Trust's investment portfolio categorized by industry group, as a percentage of total investments at value, were as follows:

INDUSTRY CLASSIFICATION                             VALUE          PERCENTAGE
-----------------------                             -----          ----------
Information Technology Hardware                $  7,243,516,338         36.97%
Computer Software/Services                        3,952,575,409         20.18%
Pharmaceuticals & Biotechnology                   2,471,480,021         12.62%
Retail/Wholesale Trade                            2,246,644,192         11.47%
Other Services                                    2,107,937,565         10.76%
Health                                              501,536,929          2.56%
Manufacturing                                       495,456,603          2.53%
Telecommunications                                  254,057,988          1.30%
Other Industries                                    317,488,574          1.61%
                                               ----------------   -----------
Total                                          $ 19,590,693,619        100.00%
                                               ================   ===========

* Non-income producing security for the year ended September 30, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                NASDAQ-100 TRUST

                FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

                   CLOSING PRICE VS. NET ASSET VALUE (NAV)

                       FIVE YEAR PERIOD ENDED 12/31/05

                                  (Unaudited)

                                           NUMBER OF        PERCENTAGE OF TOTAL
   PREMIUM/DISCOUNT RANGE                 TRADING DAYS(1)      TRADING DAYS
Greater than 0.25%                              168             13.38%
Between zero and 0.25%                          449             35.75%
Closing Price Equal to NAV                       -                -
Between zero and -0.25%                         474             37.73%
Less than -0.25                                 165             13.14%

TOTAL                                          1256            100.00%

(1) Number of Trading Days refers to the number of days during which there is buy/sell activity for the Fund on the Exchange.

              COMPARISION OF TOTAL RETURNS BASED ON NAV AND CLOSE PRICE(1)
                               FROM INCEPTION TO 12/31/2005

                              CUMMULATIVE TOTAL RETURN

                                                                       SINCE
                                          1 YEAR          5 YEAR      INCEPTION
NASDAQ 100 Trust
   Return Based on NAV                     1.66%           -29.80%      -16.75%
   Return Based On Close Price             1.59%           -29.84%      -16.84%
Index                                      1.50%           -29.26%      -15.83%

                               AVERAGE ANNUAL TOTAL RETURN

                                                                        SINCE
                                          1 YEAR          5 YEAR      INCEPTION
NASDAQ 100 Trust
   Return Based on NAV                     1.66%          -6.83%         -2.65%
   Return Based on Close Price             1.59%          -6.84%         -2.67%
Index                                      1.50%          -6.69%         -2.49%

(1) Average Total Return and Cumulative Total Return for the period since inception is calculated from the inception date March 5, 1999.